UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2011
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.5%

	Shares	Value
CONSUMER DISCRETIONARY — 9.6%
Arbitron	10,483	$416,489
Big Lots *	11,600	437,204
Harte-Hanks	19,500	171,210
Honda Motor ADR	15,310	457,769
John Wiley & Sons, Cl A	5,944	282,697
McDonald’s	7,565	702,410
NIKE, Cl B	7,945	765,501
Nordstrom	15,045	762,631
Staples	25,890	387,314
Starwood Hotels & Resorts Worldwide	12,440	623,369
VF	3,955	546,660

		5,553,254

CONSUMER STAPLES — 13.7%
Colgate-Palmolive	10,097	912,466
Diageo ADR	11,507	953,700
Energizer Holdings *	7,219	532,690
HJ Heinz	11,705	625,515
Molson Coors Brewing, Cl B	16,597	702,717
Nestle ADR	25,545	1,475,479
PepsiCo	7,641	481,001
Reckitt Benckiser Group	15,327	788,275
Tesco	93,444	603,740
Wal-Mart Stores	14,785	838,605

		7,914,188

ENERGY — 6.4%
Apache	4,004	398,918
Chevron	7,360	773,168
CNOOC ADR	2,665	502,646
FMC Technologies *	10,568	473,658
Oceaneering International	7,960	332,967
Schlumberger	8,595	631,475

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Transocean	9,863	$563,670

		3,676,502

FINANCIALS — 12.0%
Aflac	15,400	694,386
American Express	13,627	689,799
Berkshire Hathaway, Cl B *	11,284	878,572
BlackRock, Cl A	2,755	434,711
Capital One Financial	6,570	299,986
Goldman Sachs Group	5,865	642,511
HSBC Holdings ADR	14,973	653,721
IntercontinentalExchange *	5,300	688,364
Leucadia National	12,751	342,109
Markel *	1,078	416,647
Morningstar	5,354	315,726
PNC Financial Services Group	8,146	437,522
TCF Financial	38,318	407,704

		6,901,758

HEALTH CARE — 10.2%
Abbott Laboratories	10,580	569,945
Baxter International	8,920	490,422
DENTSPLY International	9,937	367,271
Johnson & Johnson	8,311	535,145
Laboratory Corp of America Holdings *	7,145	599,108
McKesson	11,083	903,819
Mednax *	5,898	388,088
Mettler-Toledo International *	2,345	360,192
Perrigo	5,635	508,728
Thermo Fisher Scientific *	13,617	684,526
VCA Antech *	22,239	451,897

		5,859,141

INDUSTRIALS — 14.1%
3M	9,145	722,638

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
ABB ADR	24,016	$451,741
Alexander & Baldwin	6,093	252,920
CH Robinson Worldwide	7,260	504,062
CSX	15,915	353,472
Graco	9,122	391,699
Illinois Tool Works	9,880	480,464
Komatsu	29,459	744,958
National Presto Industries	2,055	196,253
Northrop Grumman	8,475	489,431
Orbital Sciences *	26,995	417,343
Precision Castparts	4,610	752,121
Republic Services, Cl A	28,653	815,464
Stericycle *	3,683	307,825
United Technologies	9,699	756,328
Waste Management	15,515	510,909

		8,147,628

INFORMATION TECHNOLOGY — 14.9%
Accenture, Cl A	11,178	673,586
Amphenol, Cl A	15,580	739,894
ANSYS *	6,926	376,497
Apple *	2,445	989,687
Ebix	22,855	391,049
Fiserv *	6,519	383,773
Global Payments	8,050	369,656
Microsoft	27,297	726,919
NeuStar, Cl A *	11,219	356,652
Paychex	20,726	603,956
Qualcomm	10,208	526,733
SAP ADR	10,024	605,049
Taiwan Semiconductor Manufacturing ADR	57,516	725,852
Texas Instruments	11,055	339,720
Wright Express *	8,553	400,965

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2011
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Zebra Technologies, Cl A *	10,406	$371,911

		8,581,899

MATERIALS — 2.9%
BHP Billiton ADR	10,148	792,356
Rock-Tenn, Cl A	7,540	446,293
Steel Dynamics	35,615	444,831

		1,683,480

TELECOMMUNICATION SERVICES — 2.5%
Neutral Tandem *	19,729	207,944
Telefonica ADR	29,853	637,958
Vodafone Group ADR	22,345	622,085

		1,467,987

UTILITIES — 2.2%
Edison International	22,885	929,131
UGI	11,773	337,532

		1,266,663

TOTAL COMMON STOCK
(Cost $41,771,929)		51,052,500

EXCHANGE TRADED FUNDS — 9.4%
iShares Barclays 1-3 Year Treasury Bond Fund	7,048	595,908
iShares Dow Jones Select Dividend Index Fund	18,197	948,246
iShares MSCI All Country Asia Ex-Japan Index Fund	13,015	697,083
iShares MSCI EAFE Index Fund	5,372	281,332
SPDR Barclays Capital 1-3 Month Treasury Bill Fund	17,002	779,202
SPDR S&P 500 Trust	1,557	195,326
Vanguard MSCI Emerging Markets Fund	30,720	1,274,573
WisdomTree Japan Hedged Equity Fund	20,536	664,750

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND®
October 31, 2011
(Unaudited)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,974,112)		$5,436,420

CASH EQUIVALENT — 1.7%
BlackRock Liquidity Funds TempFund Portfolio - Institutional, 0.120% (A)
(Cost $965,222)	965,222	965,222

TOTAL INVESTMENTS — 99.6%
(Cost $47,711,263)†		$57,454,142

Percentages are based on Net Assets of $57,676,932.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of October 31, 2011.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $47,711,263, and the unrealized appreciation and depreciation were $11,203,402 and $(1,460,523) respectively.

As of October 31, 2011, all of the Fund’s investments were classified as Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

LHI-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By

/s/ Michael Beattie
Michael Beattie
President

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Michael Beattie
Michael Beattie
President

Date: December 29, 2011

By

/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 29, 2011